Document and Entity Information	0 Months Ended
Sep. 23, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 23, 2013
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Central Index Key	0000002691
Amendment Flag	false
Document Creation Date	Sep. 23, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Mar. 01, 2013